Employee Retirement Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Employee Retirement Plan [Line Items]
EMPLOYEE RETIREMENT PLAN

11. EMPLOYEE RETIREMENT PLAN

The Company maintains the Vicarious Surgical, Inc. 401(k) plan, under Section 401(k) of the Internal Revenue Code, covering all eligible employees. Employees of the Company may participate in the 401(k) Plan after three months of service and must be 21 years of age. The Company offers a company-funded matching contribution which totaled $93 and $168 for the three and six month periods ended June 30, 2021, respectively and $55 and $109 for the three and six month periods ended June 30, 2020, respectively.

11. EMPLOYEE RETIREMENT PLAN

The Company maintains the Vicarious Surgical Inc. 401(k) plan, under Section 401(k) of the Code, covering all eligible employees. Employees of the Company must be at least 21 years of age and have three months of service with the Company to participate in the 401(k) Plan. The Company offers a company-funded matching contribution which totaled $223 and $157 for each of the years ended December 31, 2020 and 2019, respectively.